--------------------------------------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              Stefanie V. Chang
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset  Harold J. Schaaff,
Management Inc. and Morgan Stanley Asset     Jr.
Management Limited; Managing Director,       VICE PRESIDENT
Morgan Stanley & Co. Incorporated            Joseph P. Stadler
Michael F. Klein                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                       Valerie Y. Lewis
Principal, Morgan Stanley Asset Management   SECRETARY
Inc. and Morgan Stanley & Co. Incorporated   Karl O. Hartmann
John D. Barrett II                           ASSISTANT SECRETARY
Chairman and Director,                       Joanna M. Haigney
Barrett Associates, Inc.                     TREASURER
Gerard E. Jones                              Rene J. Feuerman
Partner, Richards & O'Neil LLP               ASSISTANT TREASURER
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              TECHNOLOGY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The investment objective of the Technology Portfolio is to achieve long-term capital appreciation by investing primarily in equity securities of companies expected to benefit from their involvement in technology and technology-related industries. The focus of the Portfolio is to identify significant long-term technology trends and to invest in those premier companies we believe are positioned to materially gain from these trends. Stocks selected for the Portfolio are also expected to meet comprehensive selection criteria. The Portfolio may invest up to 35% of its total investments in securities of foreign companies to participate sufficiently in the global technology market.

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX(1)
--------------------------------------------------------------------------------

                                          TOTAL RETURNS(2)
                                 -----------------------------------
                                                           AVERAGE
                                                           ANNUAL
                                                ONE         SINCE
                                    YTD         YEAR      INCEPTION
                                 ----------  ----------  -----------
PORTFOLIO--CLASS A.............       15.86%      61.45%      41.41%
PORTFOLIO--CLASS B.............       15.79       61.07       41.11
S&P 500 INDEX..................       13.95       47.99       38.85
LIPPER SCIENCE &
 TECHNOLOGY--FUNDS INDEX.......       14.81       36.43       22.12

1. The S&P 500 Index is an unmanaged index of common stocks. The Lipper Science and Technology Funds Index is a composite index of mutual funds that invest at least 65% of their assets in science and technology stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

For the three months ended March 31, 1998, the Portfolio had a total return of 15.86% for Class A shares and 15.79% for Class B shares compared to 13.95% for the S&P 500 Index and 14.81% for the Lipper Science Technology Funds Index. For the one year ended March 31, 1998, the Portfolio had a total return of 61.45% for the Class A shares and 61.07% for the Class B shares compared to 47.99% for the S&P 500 Index and 36.43% for the Lipper Science and Technology Funds Index. From inception on September 16, 1996 through March 31, 1998, the average annual total return of Class A was 41.41% and 41.11% for Class B compared to 38.85% for the S&P 500 Index and 22.12% for the Lipper Science and Technology Funds Index.

Overall, we were pleased with the Portfolio's performance for the quarter as it has performed well on an absolute and relative basis, ahead of all our relevant benchmarks. The strong performance for the first quarter was due to broadbased strength across both our large and small capitalizations stocks. Our broadband, software and networking sectors and the selective stocks in the hardware sector performed particularly well. The best performing stocks in the quarter were Lucent Technologies, American Online, Ascend Communications, Tellabs, and Compuware. The Portfolio was underweight the Semiconductor and Services sectors which did not perform as well.

We look forward to the remainder of 1998. There are over 2,000 public technology companies and we strive to remain invested in the best 100. Some high profile companies will continue to face obstacles but it is our job to identify opportunities as these events unfold. Our goal remains the same; identify the premier sectors and companies which present compelling investment opportunities and avoid the sectors and companies with deteriorating fundamentals. We believe the sectors that offer these characteristics are, broadband communications, internet, and software.

Stephen C. Sexauer
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (94.8%)
  TECHNOLOGY (94.8%)
    BIOTECHNOLOGY (1.0%)
          2,000    Human Genome Sciences, Inc.          $     79
          6,300    Inhale Therapeutic Systems                171
          1,600    Transkaryotic Therapies, Inc.              52
                                                        ---------
                                                             302
                                                        ---------
    CAD/CAM (0.9%)
          6,200    Autodesk, Inc.                            267
                                                        ---------
    DATA COMMUNICATIONS (21.6%)
          9,300    ADC Telecommunications, Inc.              256
         18,100    Advanced Fibre Communications             658
          1,900    AirTouch Communications, Inc.              93
         22,100    Ascend Communications, Inc.               837
          6,500    Bay Networks, Inc.                        176
          2,200    China Telecomm (Hong Kong) Ltd.,
                    ADR                                       90
         10,400    CIENA Corp.                               443
         12,700    Cisco Systems, Inc.                       868
          4,440    Digital Microwave Corp.                    65
          9,500    DSP Communications, Inc.                  162
          4,300    Excell Switching Corp.                    109
         22,900    Executone Information Systems,
                    Inc.                                      51
          1,300    ICG Communications, Inc.                   48
          1,300    JDS Fitel, Inc.                            72
          5,100    Lucent Technologies, Inc.                 652
          2,000    Metromedia Fiber Network, Inc.,
                    Class A                                   67
          7,100    Mobile Telecommunications
                    Technologies Corp.                       159
            600    Nextel Communications, Inc., Class
                    A                                         20
          6,700    Proxim, Inc.                              102
          2,600    Secure Computing Corp.                     35
          3,300    Tekelec, Inc.                             150
          1,600    Teleport Communications Group,
                    Inc., Class A                             94
          1,600    Teligent, Inc. Class A                     49
         13,000    Tellabs, Inc.                             873
          6,200    TranSwitch Corp.                           72
          6,100    Volt Information Sciences, Inc.           340
                                                        ---------
                                                           6,541
                                                        ---------
    DATA STORAGE & PROCESSING (0.9%)
          3,300    EMC Corp.                                 125
          1,700    Storage Technology Corp.                  129
         11,400    Syquest Technology, Inc.                   34
                                                        ---------
                                                             288
                                                        ---------
    ELECTRONIC EQUIPMENT (7.2%)
          3,400    Apex PC Solutions, Inc.                    91

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

          8,000    Chromatics Color Sciences
                    International, Inc.                 $     99
          3,800    CompUSA, Inc.                              99
          1,400    Exodus Communications, Inc.                39
          9,700    FORE Systems, Inc.                        153
          3,800    International Network Services            111
          2,400    Jyra Research, Inc.                        31
         18,450    Level One Communications, Inc.            434
          2,900    MMC Networks, Inc.                         60
          3,243    Molex, Inc., Class A                       87
          5,000    Network Associates, Inc.                  331
          3,000    Nichols Research Corp.                     84
          2,700    Uniphase Corp.                            114
          4,000    VideoServer, Inc.                          50
            500    Visual Networks, Inc.                      13
          3,300    Vitesse Semiconductor Corp.               155
          8,700    Xylan Corp.                               212
                                                        ---------
                                                           2,163
                                                        ---------
    INFORMATION PROCESSING (4.2%)
          4,800    America Online, Inc.                      328
         20,900    Cendant Corp.                             828
          4,100    Electronics for Imaging, Inc.             107
                                                        ---------
                                                           1,263
                                                        ---------
    LARGE DIVERSIFIED COMPUTER MFG (1.8%)
          1,400    International Business Machines
                    Corp.                                    146
         21,600    Unisys Corp.                              410
                                                        ---------
                                                             556
                                                        ---------
    MEDICAL TECHNOLOGY (0.5%)
          5,500    Schick Technologies, Inc.                 140
                                                        ---------
    MICRO COMPUTER MFG (4.5%)
          7,500    Apple Computer, Inc.                      206
          4,400    Dell Computer Corp.                       298
         18,200    Gateway 2000, Inc.                        855
                                                        ---------
                                                           1,359
                                                        ---------
    OFFICE AUTOMATION (1.7%)
          9,800    Harris Corp.                              511
                                                        ---------
    SEMICONDUCTOR CAPITAL EQUIPMENT MFG (0.0%)
            100    Applied Materials, Inc.                     4
                                                        ---------
    SEMICONDUCTOR MFG (12.9%)
          8,500    Altera Corp.                              321
          5,800    Intel Corp.                               453
          5,800    Lattice Semiconductor Corp.               299
         10,000    Linear Technology Corp.                   690
         22,100    Maxim Integrated Products, Inc.           805

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
    SEMICONDUCTOR MFG (CONTINUED)
         19,000    Micron Electronics, Inc.             $    241
          2,000    Micron Technology, Inc.                    58
          6,600    PMC-Sierra, Inc.                          251
          7,600    Texas Instruments, Inc.                   411
          9,700    Xilinx, Inc.                              363
                                                        ---------
                                                           3,892
                                                        ---------
    SOFTWARE PRODUCTS (23.1%)
          2,200    At Home Corp., Series A                    75
          8,600    Cadence Design Systems, Inc.              298
         13,800    Citrix Systems, Inc.                      748
         21,600    Computer Associates International,
                    Inc.                                   1,248
         21,100    Compuware Corp.                         1,042
          2,400    DSET Corp.                                 45
          3,900    Electronic Data Systems Corp.             179
          5,600    FlexiInternational Software, Inc.          70
            700    Fundtech Ltd.                              13
            700    ISS Group, Inc.                            27
          4,300    Infoseek Corp.                             78
          4,800    Intersolv, Inc.                            86
          1,300    Inter-Tel, Inc.                            35
          2,200    J.D. Edwards & Co.                         72
          9,400    Learning Company, Inc.                    217
          5,200    Macromedia, Inc.                           77
            500    Manugistics Group, Inc.                    28
          4,500    Micromuse, Inc.                           110
          5,100    Microsoft Corp.                           456
          3,600    Netscape Communications Corp.              65
          5,600    NetSpeak Corp.                            174
         12,100    Oracle Systems Corp.                      382
         13,800    Peoplesoft, Inc.                          727
          4,400    Progress Software Corp.                   132
          3,400    Software AG Systems, Inc.                  90
          8,000    Sybase, Inc.                               77
          1,200    Symantec Corp.                             32
          5,300    USCS International, Inc.                  113
          4,400    Vantive Corp.                             161
            700    Vocaltec Communications Ltd.               14
          1,000    YAHOO!, Inc.                               92
                                                        ---------
                                                           6,963
                                                        ---------
    TEST, ANALYSIS & INSTRUMENTATION EQUIPMENT (0.4%)
          3,000    Veeco Instruments, Inc.                   112
                                                        ---------
     OTHER (14.1%)
          1,000    Amazon.com, Inc.                           86
          2,400    American Communications Services,
                    Inc.                                      44
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

          2,300    BISYS Group, Inc.                    $     81
          2,700    CBS Corp.                                  92
            700    Clear Channel Communications, lnc.         69
          3,000    Computer Management Sciences, Inc.         83
          3,500    Cooper Companies, Inc.                    149
          5,800    Data Processing Resources Corp.           180
          4,800    ECsoft Group plc ADR                      120
            900    EVI, Inc.                                  42
          2,200    Galileo International, Inc.                85
         12,500    Ingram Micro, Inc., Class A               464
            500    Intermedia Communications, Inc.            40
          4,100    Jones Medical Industries, Inc.            148
          4,900    Medicis Pharmaceutical Corp.,
                    Class A                                  214
         24,000    Mercury Computer Systems, Inc.            414
          1,200    Orbital Sciences Corp.                     54
          3,700    Paychex, Inc.                             213
          2,300    PC Connection, Inc.                        49
          4,300    Robert Half International, Inc.           206
          9,500    Romac International, Inc.                 261
          7,900    SABRE Group Holdings, Inc.                283
          2,300    Sprint Corp.                              156
          7,200    SunGard Data Systems, Inc.                265
          1,350    Tele-Communications, Inc., Class A         46
          8,800    Whittman-Hart, Inc.                       398
                                                        ---------
                                                           4,242
                                                        ---------
  TOTAL TECHNOLOGY                                        28,603
                                                        ---------
TOTAL COMMON STOCKS (Cost $24,874)                        28,603
                                                        ---------
    NO. OF
   CONTRACTS
---------------
PURCHASED OPTIONS (0.0%)
  ELECTRONIC EQUIPMENT (0.0%)
             50    Network Associates, Inc., expiring
                    4/18/98, strike price U.S.$65
                    (Cost $16)                                18
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (6.9%)
  REPURCHASE AGREEMENT (6.9%)
$         2,077    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $2,077
                    collateralized by U.S. Treasury
                    Bills, due 6/11/98, valued at
                    $2,145 (Cost $2,077)                   2,077
                                                        ---------

                                                         AMOUNT
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (101.7%) (Cost $26,967)               $ 30,698
                                                        ---------
OTHER ASSETS AND LIABILITIES (-1.7%)
  Other Assets                                               531
  Liabilities                                             (1,043)
                                                        ---------
                                                            (512)
                                                        ---------
NET ASSETS (100%)                                       $ 30,186
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $ 28,988
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,133,167 outstanding $.001 par value
  shares (authorized 500,000,000 shares)                  $13.59
                                                        ---------
                                                        ---------

CLASS B:
NET ASSETS                                                $1,198
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 88,278 outstanding $.001 par value
  shares (authorized 500,000,000 shares)                  $13.57
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt